American Funds Target Date Retirement Series®
American Funds 2065
Target Date Retirement FundSM
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	46,057	$1,643
New Perspective Fund, Class R-6	32,005	1,643
SMALLCAP World Fund, Inc., Class R-6	25,209	1,643
The Growth Fund of America, Class R-6	28,227	1,643
EuroPacific Growth Fund, Class R-6	16,785	939
New World Fund, Inc., Class R-6	12,934	939
The New Economy Fund, Class R-6	18,597	938
		9,388
Growth-and-income funds 45%
The Investment Company of America, Class R-6	53,856	2,112
Washington Mutual Investors Fund, Class R-6	46,939	2,112
American Mutual Fund, Class R-6	45,583	1,878
Fundamental Investors, Class R-6	31,334	1,878
Capital World Growth and Income Fund, Class R-6	32,187	1,643
International Growth and Income Fund, Class R-6	29,037	939
		10,562
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	40,773	1,173
American Funds Global Balanced Fund, Class R-6	34,423	1,173
		2,346
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	78,023	1,173
Total investment securities 100% (cost: $21,712,000)		23,469
Other assets less liabilities 0%		(9)
Net assets 100%		$23,460
American Funds Target Date Retirement Series — American Funds 2065 Target Date Retirement Fund — Page 1 of 23

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth funds 40%
AMCAP Fund, Class R-6	—	46,815	758	46,057	$—[2]	$123	$—	$1,643
New Perspective Fund, Class R-6	—	32,617	612	32,005	—[2]	190	—	1,643
SMALLCAP World Fund, Inc., Class R-6	—	25,414	205	25,209	—[2]	198	—	1,643
The Growth Fund of America, Class R-6	—	28,506	279	28,227	—[2]	178	—	1,643
EuroPacific Growth Fund, Class R-6	—	17,097	312	16,785	—[2]	99	—	939
New World Fund, Inc., Class R-6	—	13,144	210	12,934	—[2]	108	—	939
The New Economy Fund, Class R-6	—	18,723	126	18,597	—[2]	99	—	938
								9,388
Growth-and-income funds 45%
The Investment Company of America, Class R-6	—	54,905	1,049	53,856	—[2]	138	7	2,112
Washington Mutual Investors Fund, Class R-6	—	48,343	1,404	46,939	(1)	101	8	2,112
American Mutual Fund, Class R-6	—	46,883	1,300	45,583	(1)	88	7	1,878
Fundamental Investors, Class R-6	—	31,973	639	31,334	—[2]	121	5	1,878
Capital World Growth and Income Fund, Class R-6	—	32,823	636	32,187	—[2]	124	5	1,643
International Growth and Income Fund, Class R-6	—	29,770	733	29,037	—[2]	71	3	939
								10,562
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	—	41,584	811	40,773	—[2]	53	3	1,173
American Funds Global Balanced Fund, Class R-6	—	35,023	600	34,423	—[2]	54	3	1,173
								2,346
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	—	79,586	1,563	78,023	—[2]	13	2	1,173
Total 100%					$(2)	$1,758	$43	$23,469
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.
American Funds Target Date Retirement Series — American Funds 2065 Target Date Retirement Fund — Page 2 of 23

American Funds 2060
Target Date Retirement Fund®
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	3,394,352	$221,210
The Growth Fund of America, Class R-6	3,697,122	215,172
New Perspective Fund, Class R-6	4,163,334	213,704
AMCAP Fund, Class R-6	5,990,932	213,697
The New Economy Fund, Class R-6	2,423,610	122,344
New World Fund, Inc., Class R-6	1,678,513	121,826
EuroPacific Growth Fund, Class R-6	2,172,067	121,484
		1,229,437
Growth-and-income funds 45%
The Investment Company of America, Class R-6	7,065,273	277,099
Washington Mutual Investors Fund, Class R-6	6,145,175	276,533
American Mutual Fund, Class R-6	5,967,339	245,795
Fundamental Investors, Class R-6	4,101,562	245,766
Capital World Growth and Income Fund, Class R-6	4,213,536	215,059
International Growth and Income Fund, Class R-6	3,799,762	122,846
		1,383,098
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	4,506,770	153,636
American Balanced Fund, Class R-6	5,338,271	153,635
		307,271
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	10,238,099	153,981
Total investment securities 100% (cost: $2,827,128,000)		3,073,787
Other assets less liabilities 0%		(537)
Net assets 100%		$3,073,250
American Funds Target Date Retirement Series — American Funds 2060 Target Date Retirement Fund — Page 1 of 23

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth funds 40%
SMALLCAP World Fund, Inc., Class R-6	2,427,904	996,005	29,557	3,394,352	$254	$28,195	$—	$221,210
The Growth Fund of America, Class R-6	2,764,653	951,557	19,088	3,697,122	292	27,706	1,562	215,172
New Perspective Fund, Class R-6	3,071,903	1,112,211	20,780	4,163,334	309	24,251	2,004	213,704
AMCAP Fund, Class R-6	4,296,637	1,720,872	26,577	5,990,932	266	17,196	1,190	213,697
The New Economy Fund, Class R-6	1,755,462	681,884	13,736	2,423,610	173	12,450	533	122,344
New World Fund, Inc., Class R-6	1,163,767	522,113	7,367	1,678,513	188	7,884	1,248	121,826
EuroPacific Growth Fund, Class R-6	1,498,529	684,225	10,687	2,172,067	146	6,669	1,087	121,484
								1,229,437
Growth-and-income funds 45%
The Investment Company of America, Class R-6	4,694,168	2,401,030	29,925	7,065,273	278	7,804	3,946	277,099
Washington Mutual Investors Fund, Class R-6	3,846,484	2,323,826	25,135	6,145,175	315	(4,525)	3,849	276,533
American Mutual Fund, Class R-6	3,763,219	2,228,746	24,626	5,967,339	266	(3,682)	3,692	245,795
Fundamental Investors, Class R-6	2,646,062	1,472,542	17,042	4,101,562	281	2,234	2,950	245,766
Capital World Growth and Income Fund, Class R-6	2,832,820	1,398,769	18,053	4,213,536	225	8,697	2,346	215,059
International Growth and Income Fund, Class R-6	2,365,500	1,449,798	15,536	3,799,762	135	(1,270)	1,596	122,846
								1,383,098
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	3,058,248	1,468,115	19,593	4,506,770	129	5,068	1,563	153,636
American Balanced Fund, Class R-6	3,582,085	1,779,106	22,920	5,338,271	126	3,848	2,167	153,635
								307,271
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	7,227,553	4,904,599	1,894,053	10,238,099	2,016	7,523	1,621	153,981
Total 100%					$5,399	$150,048	$31,354	$3,073,787
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2060 Target Date Retirement Fund — Page 2 of 23

American Funds 2055
Target Date Retirement Fund®
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	8,659,392	$564,332
The Growth Fund of America, Class R-6	9,365,950	545,098
New Perspective Fund, Class R-6	10,535,431	540,784
AMCAP Fund, Class R-6	14,654,727	522,734
The New Economy Fund, Class R-6	6,121,731	309,025
New World Fund, Inc., Class R-6	4,200,961	304,906
EuroPacific Growth Fund, Class R-6	5,401,090	302,083
		3,088,962
Growth-and-income funds 45%
The Investment Company of America, Class R-6	17,720,301	694,990
Washington Mutual Investors Fund, Class R-6	15,401,436	693,065
American Mutual Fund, Class R-6	14,954,692	615,984
Fundamental Investors, Class R-6	10,278,701	615,900
Capital World Growth and Income Fund, Class R-6	10,558,443	538,903
International Growth and Income Fund, Class R-6	9,516,249	307,660
		3,466,502
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	13,354,287	384,336
American Funds Global Balanced Fund, Class R-6	11,274,121	384,335
		768,671
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	25,528,650	383,951
Total investment securities 100% (cost: $6,939,289,000)		7,708,086
Other assets less liabilities 0%		(1,552)
Net assets 100%		$7,706,534
American Funds Target Date Retirement Series — American Funds 2055 Target Date Retirement Fund — Page 3 of 23

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth funds 40%
SMALLCAP World Fund, Inc., Class R-6	7,057,911	1,831,303	229,822	8,659,392	$476	$70,773	$—	$564,332
The Growth Fund of America, Class R-6	8,056,428	1,354,737	45,215	9,365,950	707	68,976	4,438	545,098
New Perspective Fund, Class R-6	8,951,976	1,639,777	56,322	10,535,431	699	59,618	5,690	540,784
AMCAP Fund, Class R-6	12,492,690	2,213,565	51,528	14,654,727	731	41,944	3,382	522,734
The New Economy Fund, Class R-6	5,108,063	1,034,209	20,541	6,121,731	458	30,393	1,523	309,025
New World Fund, Inc., Class R-6	3,377,927	846,712	23,678	4,200,961	342	16,975	3,553	304,906
EuroPacific Growth Fund, Class R-6	4,351,484	1,089,442	39,836	5,401,090	298	14,635	3,095	302,083
								3,088,962
Growth-and-income funds 45%
The Investment Company of America, Class R-6	13,644,873	4,128,292	52,864	17,720,301	643	14,554	10,632	694,990
Washington Mutual Investors Fund, Class R-6	11,179,346	4,265,505	43,415	15,401,436	905	(18,695)	10,252	693,065
American Mutual Fund, Class R-6	10,936,851	4,071,226	53,385	14,954,692	776	(15,623)	9,899	615,984
Fundamental Investors, Class R-6	7,690,114	2,623,896	35,309	10,278,701	810	(335)	7,957	615,900
Capital World Growth and Income Fund, Class R-6	8,232,433	2,378,547	52,537	10,558,443	569	17,903	6,213	538,903
International Growth and Income Fund, Class R-6	6,877,046	2,671,950	32,747	9,516,249	249	(6,800)	4,208	307,660
								3,466,502
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	10,410,821	3,511,094	567,628	13,354,287	(1,699)	9,510	5,906	384,336
American Funds Global Balanced Fund, Class R-6	8,888,056	2,820,538	434,473	11,274,121	(1,919)	12,762	4,217	384,335
								768,671
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	20,997,283	10,711,419	6,180,052	25,528,650	4,763	20,698	4,356	383,951
Total 100%					$8,808	$337,288	$85,321	$7,708,086
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2055 Target Date Retirement Fund — Page 4 of 23

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth funds 41%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	15,014,260	$978,479
The Growth Fund of America, Class R-6	16,497,960	960,181
New Perspective Fund, Class R-6	18,557,980	952,581
AMCAP Fund, Class R-6	25,897,823	923,776
The New Economy Fund, Class R-6	10,767,098	543,523
New World Fund, Inc., Class R-6	7,389,840	536,355
EuroPacific Growth Fund, Class R-6	9,499,612	531,313
		5,426,208
Growth-and-income funds 44%
The Investment Company of America, Class R-6	29,804,200	1,168,920
Washington Mutual Investors Fund, Class R-6	25,914,829	1,166,167
Fundamental Investors, Class R-6	17,250,094	1,033,626
American Mutual Fund, Class R-6	25,091,377	1,033,514
Capital World Growth and Income Fund, Class R-6	17,650,867	900,900
International Growth and Income Fund, Class R-6	16,240,514	525,056
		5,828,183
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	23,371,592	672,635
American Funds Global Balanced Fund, Class R-6	19,111,740	651,519
The Income Fund of America, Class R-6	1,379,410	30,195
Capital Income Builder, Class R-6	510,366	29,877
		1,384,226
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	41,632,391	626,151
Total investment securities 100% (cost: $11,718,626,000)		13,264,768
Other assets less liabilities 0%		(2,483)
Net assets 100%		$13,262,285
American Funds Target Date Retirement Series — American Funds 2050 Target Date Retirement Fund — Page 5 of 23

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth funds 41%
SMALLCAP World Fund, Inc., Class R-6	12,986,656	2,786,144	758,540	15,014,260	$5,705	$118,808	$—	$978,479
The Growth Fund of America, Class R-6	14,834,761	1,883,138	219,939	16,497,960	5,876	116,555	8,102	960,181
New Perspective Fund, Class R-6	16,477,164	2,284,436	203,620	18,557,980	5,888	100,358	10,380	952,581
AMCAP Fund, Class R-6	22,997,511	3,182,032	281,720	25,897,823	6,136	69,873	6,174	923,776
The New Economy Fund, Class R-6	9,389,141	1,502,225	124,268	10,767,098	3,616	50,313	2,773	543,523
New World Fund, Inc., Class R-6	6,219,113	1,265,904	95,177	7,389,840	2,423	27,323	6,470	536,355
EuroPacific Growth Fund, Class R-6	8,033,057	1,584,966	118,411	9,499,612	2,211	22,944	5,642	531,313
								5,426,208
Growth-and-income funds 44%
The Investment Company of America, Class R-6	25,100,261	5,043,362	339,423	29,804,200	5,539	18,305	18,954	1,168,920
Washington Mutual Investors Fund, Class R-6	20,570,195	5,645,639	301,005	25,914,829	6,669	(43,550)	18,157	1,166,167
Fundamental Investors, Class R-6	14,149,662	3,294,856	194,424	17,250,094	6,174	(9,428)	14,165	1,033,626
American Mutual Fund, Class R-6	20,123,597	5,229,663	261,883	25,091,377	5,974	(35,803)	17,577	1,033,514
Capital World Growth and Income Fund, Class R-6	15,144,247	2,695,354	188,734	17,650,867	4,066	24,039	10,996	900,900
International Growth and Income Fund, Class R-6	12,656,452	3,772,523	188,461	16,240,514	1,528	(15,823)	7,532	525,056
								5,828,183
Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	19,156,942	5,565,054	1,350,404	23,371,592	(1,067)	14,439	10,663	672,635
American Funds Global Balanced Fund, Class R-6	16,354,246	3,850,355	1,092,861	19,111,740	(3,576)	21,552	7,544	651,519
The Income Fund of America, Class R-6	—	1,389,784	10,374	1,379,410	33	373	258	30,195
Capital Income Builder, Class R-6	—	514,204	3,838	510,366	27	(222)	287	29,877
								1,384,226
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	38,615,073	14,618,994	11,601,676	41,632,391	8,656	36,180	7,736	626,151
Total 100%					$65,878	$516,236	$153,410	$13,264,768
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2050 Target Date Retirement Fund — Page 6 of 23

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth funds 41%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	18,346,870	$1,195,666
The Growth Fund of America, Class R-6	19,757,615	1,149,893
New Perspective Fund, Class R-6	22,186,957	1,138,856
AMCAP Fund, Class R-6	31,036,364	1,107,067
The New Economy Fund, Class R-6	12,854,417	648,891
New World Fund, Inc., Class R-6	8,826,396	640,620
EuroPacific Growth Fund, Class R-6	11,341,215	634,314
		6,515,307
Growth-and-income funds 39%
Washington Mutual Investors Fund, Class R-6	27,672,829	1,245,277
The Investment Company of America, Class R-6	31,198,540	1,223,607
American Mutual Fund, Class R-6	25,836,998	1,064,226
Fundamental Investors, Class R-6	17,760,082	1,064,184
Capital World Growth and Income Fund, Class R-6	17,766,261	906,790
International Growth and Income Fund, Class R-6	18,573,594	600,484
		6,104,568
Equity-income and Balanced funds 15%
American Balanced Fund, Class R-6	32,207,951	926,945
American Funds Global Balanced Fund, Class R-6	23,194,630	790,705
The Income Fund of America, Class R-6	15,758,537	344,954
Capital Income Builder, Class R-6	5,841,422	341,957
		2,404,561
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	47,816,399	719,159
Total investment securities 100% (cost: $13,867,336,000)		15,743,595
Other assets less liabilities 0%		(3,121)
Net assets 100%		$15,740,474
American Funds Target Date Retirement Series — American Funds 2045 Target Date Retirement Fund — Page 7 of 23

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth funds 41%
SMALLCAP World Fund, Inc., Class R-6	15,519,388	3,208,082	380,600	18,346,870	$1,413	$147,157	$—	$1,195,666
The Growth Fund of America, Class R-6	17,722,289	2,136,012	100,686	19,757,615	1,992	143,676	9,658	1,149,893
New Perspective Fund, Class R-6	19,690,634	2,603,660	107,337	22,186,957	2,139	124,160	12,372	1,138,856
AMCAP Fund, Class R-6	27,453,867	3,728,757	146,260	31,036,364	2,239	88,648	7,360	1,107,067
The New Economy Fund, Class R-6	11,226,328	1,681,396	53,307	12,854,417	1,357	62,152	3,315	648,891
New World Fund, Inc., Class R-6	7,432,564	1,423,500	29,668	8,826,396	1,014	34,217	7,734	640,620
EuroPacific Growth Fund, Class R-6	9,594,984	1,787,869	41,638	11,341,215	900	29,079	6,738	634,314
								6,515,307
Growth-and-income funds 39%
Washington Mutual Investors Fund, Class R-6	21,815,036	5,949,153	91,360	27,672,829	2,362	(41,134)	19,201	1,245,277
The Investment Company of America, Class R-6	26,634,990	4,708,070	144,520	31,198,540	1,983	22,903	20,026	1,223,607
American Mutual Fund, Class R-6	21,005,911	4,927,393	96,306	25,836,998	2,011	(33,806)	18,176	1,064,226
Fundamental Investors, Class R-6	14,772,491	3,059,507	71,916	17,760,082	2,125	(5,762)	14,722	1,064,184
Capital World Growth and Income Fund, Class R-6	15,496,206	2,348,978	78,923	17,766,261	1,552	26,150	11,138	906,790
International Growth and Income Fund, Class R-6	15,103,706	3,609,653	139,765	18,573,594	579	(19,688)	8,809	600,484
								6,104,568
Equity-income and Balanced funds 15%
American Balanced Fund, Class R-6	27,454,608	6,364,754	1,611,411	32,207,951	(4,622)	22,188	15,144	926,945
American Funds Global Balanced Fund, Class R-6	19,529,579	4,771,956	1,106,905	23,194,630	(5,029)	27,016	9,049	790,705
The Income Fund of America, Class R-6	11,107,362	4,861,732	210,557	15,758,537	(583)	(12,692)	8,125	344,954
Capital Income Builder, Class R-6	4,144,925	1,817,028	120,531	5,841,422	(1,042)	(14,970)	8,353	341,957
								2,404,561
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	45,979,570	14,991,808	13,154,979	47,816,399	9,391	43,293	9,113	719,159
Total 100%					$19,781	$642,587	$189,033	$15,743,595
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2045 Target Date Retirement Fund — Page 8 of 23

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth funds 42%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	23,404,838	$1,525,293
The Growth Fund of America, Class R-6	25,757,931	1,499,112
New Perspective Fund, Class R-6	29,161,976	1,496,884
AMCAP Fund, Class R-6	40,589,898	1,447,842
The New Economy Fund, Class R-6	16,595,437	837,738
New World Fund, Inc., Class R-6	11,477,902	833,066
EuroPacific Growth Fund, Class R-6	14,829,777	829,429
		8,469,364
Growth-and-income funds 34%
Washington Mutual Investors Fund, Class R-6	35,757,283	1,609,079
The Investment Company of America, Class R-6	35,850,947	1,406,074
Fundamental Investors, Class R-6	20,136,724	1,206,592
American Mutual Fund, Class R-6	29,134,707	1,200,059
Capital World Growth and Income Fund, Class R-6	19,569,443	998,824
International Growth and Income Fund, Class R-6	18,143,852	586,591
		7,007,219
Equity-income and Balanced funds 19%
American Balanced Fund, Class R-6	41,470,174	1,193,512
American Funds Global Balanced Fund, Class R-6	34,769,117	1,185,279
The Income Fund of America, Class R-6	35,847,088	784,693
Capital Income Builder, Class R-6	13,262,497	776,386
		3,939,870
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	67,384,143	1,013,457
American Funds Inflation Linked Bond Fund, Class R-6	1,873,131	20,792
		1,034,249
Total investment securities 100% (cost: $17,865,421,000)		20,450,702
Other assets less liabilities 0%		(4,096)
Net assets 100%		$20,446,606
American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 9 of 23

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth funds 42%
SMALLCAP World Fund, Inc., Class R-6	20,986,942	3,390,896	973,000	23,404,838	$9,912	$180,743	$—	$1,525,293
The Growth Fund of America, Class R-6	23,971,647	2,238,871	452,587	25,757,931	10,782	179,681	12,973	1,499,112
New Perspective Fund, Class R-6	26,621,677	2,946,057	405,758	29,161,976	10,635	156,374	16,606	1,496,884
AMCAP Fund, Class R-6	37,136,044	4,014,550	560,696	40,589,898	10,631	110,696	9,918	1,447,842
The New Economy Fund, Class R-6	15,184,009	1,632,884	221,456	16,595,437	6,340	72,954	4,439	837,738
New World Fund, Inc., Class R-6	10,042,848	1,579,576	144,522	11,477,902	4,533	43,308	10,352	833,066
EuroPacific Growth Fund, Class R-6	13,007,621	2,011,206	189,050	14,829,777	4,069	35,163	9,020	829,429
								8,469,364
Growth-and-income funds 34%
Washington Mutual Investors Fund, Class R-6	29,428,814	6,809,312	480,843	35,757,283	10,193	(63,499)	25,502	1,609,079
The Investment Company of America, Class R-6	31,416,647	4,983,602	549,302	35,850,947	7,618	21,418	23,469	1,406,074
Fundamental Investors, Class R-6	17,119,397	3,322,956	305,629	20,136,724	8,258	(12,494)	16,900	1,206,592
American Mutual Fund, Class R-6	24,260,892	5,239,622	365,807	29,134,707	7,635	(45,482)	20,748	1,200,059
Capital World Growth and Income Fund, Class R-6	17,499,240	2,328,183	257,980	19,569,443	5,576	25,345	12,451	998,824
International Growth and Income Fund, Class R-6	15,489,581	2,998,995	344,724	18,143,852	1,903	(23,608)	8,814	586,591
								7,007,219
Equity-income and Balanced funds 19%
American Balanced Fund, Class R-6	37,106,550	6,973,786	2,610,162	41,470,174	(1,566)	23,545	20,138	1,193,512
American Funds Global Balanced Fund, Class R-6	31,658,011	5,278,156	2,167,050	34,769,117	(6,498)	38,930	14,319	1,185,279
The Income Fund of America, Class R-6	30,052,579	6,841,729	1,047,220	35,847,088	(1,758)	(36,632)	20,790	784,693
Capital Income Builder, Class R-6	11,215,349	2,526,520	479,372	13,262,497	(2,823)	(40,063)	21,296	776,386
								3,939,870
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	62,142,407	23,814,258	18,572,522	67,384,143	13,568	58,909	12,488	1,013,457
American Funds Inflation Linked Bond Fund, Class R-6	—	2,239,199	366,068	1,873,131	177	2,012	—	20,792
								1,034,249
Total 100%					$99,185	$727,300	$260,223	$20,450,702
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 10 of 23

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth funds 33%	Shares	Value (000)
New Perspective Fund, Class R-6	31,039,149	$1,593,239
The Growth Fund of America, Class R-6	23,290,259	1,355,493
AMCAP Fund, Class R-6	37,708,380	1,345,058
SMALLCAP World Fund, Inc., Class R-6	20,250,163	1,319,703
EuroPacific Growth Fund, Class R-6	16,186,818	905,329
New World Fund, Inc., Class R-6	8,780,571	637,294
The New Economy Fund, Class R-6	11,955,856	603,532
		7,759,648
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	41,965,676	1,888,456
The Investment Company of America, Class R-6	42,114,212	1,651,719
American Mutual Fund, Class R-6	34,501,862	1,421,132
Fundamental Investors, Class R-6	23,697,483	1,419,953
Capital World Growth and Income Fund, Class R-6	23,098,205	1,178,932
International Growth and Income Fund, Class R-6	21,843,092	706,187
		8,266,379
Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	49,146,871	1,414,447
American Funds Global Balanced Fund, Class R-6	41,487,382	1,414,305
The Income Fund of America, Class R-6	43,417,713	950,414
Capital Income Builder, Class R-6	16,084,039	941,559
		4,720,725
Fixed income funds 12%
U.S. Government Securities Fund, Class R-6	123,434,358	1,856,453
American Funds Inflation Linked Bond Fund, Class R-6	48,864,216	542,393
Capital World Bond Fund, Class R-6	8,359,850	177,479
American Funds Mortgage Fund, Class R-6	16,476,785	174,819
Intermediate Bond Fund of America, Class R-6	9,793,655	139,364
		2,890,508
Total investment securities 100% (cost: $20,759,761,000)		23,637,260
Other assets less liabilities 0%		(4,323)
Net assets 100%		$23,632,937
American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 11 of 23

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth funds 33%
New Perspective Fund, Class R-6	30,512,569	3,425,392	2,898,812	31,039,149	$12,807	$178,384	$19,094	$1,593,239
The Growth Fund of America, Class R-6	23,539,508	2,607,706	2,856,955	23,290,259	13,881	171,689	12,759	1,355,493
AMCAP Fund, Class R-6	36,501,460	4,184,270	2,977,350	37,708,380	4,118	116,486	9,739	1,345,058
SMALLCAP World Fund, Inc., Class R-6	20,612,242	2,898,952	3,261,031	20,250,163	12,736	167,070	—	1,319,703
EuroPacific Growth Fund, Class R-6	14,909,085	2,388,274	1,110,541	16,186,818	(2,014)	51,961	10,384	905,329
New World Fund, Inc., Class R-6	8,693,357	1,250,241	1,163,027	8,780,571	2,770	38,036	8,934	637,294
The New Economy Fund, Class R-6	13,026,777	1,183,787	2,254,708	11,955,856	4,930	56,508	3,830	603,532
								7,759,648
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	33,718,504	8,457,831	210,659	41,965,676	2,067	(61,426)	29,413	1,888,456
The Investment Company of America, Class R-6	35,999,103	6,345,446	230,337	42,114,212	1,400	35,122	27,070	1,651,719
American Mutual Fund, Class R-6	27,612,363	7,006,298	116,799	34,501,862	1,689	(42,213)	23,827	1,421,132
Fundamental Investors, Class R-6	19,727,277	4,047,169	76,963	23,697,483	1,926	(3,861)	19,486	1,419,953
Capital World Growth and Income Fund, Class R-6	20,099,248	3,086,288	87,331	23,098,205	1,168	37,503	14,392	1,178,932
International Growth and Income Fund, Class R-6	17,669,897	4,421,888	248,693	21,843,092	363	(22,484)	10,153	706,187
								8,266,379
Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	42,501,741	8,227,589	1,582,459	49,146,871	(4,938)	33,370	22,923	1,414,447
American Funds Global Balanced Fund, Class R-6	36,286,377	6,458,438	1,257,433	41,487,382	(5,447)	44,615	16,337	1,414,305
The Income Fund of America, Class R-6	34,416,088	9,230,271	228,646	43,417,713	250	(41,246)	23,634	950,414
Capital Income Builder, Class R-6	12,843,049	3,302,884	61,894	16,084,039	361	(47,568)	24,209	941,559
								4,720,725
Fixed income funds 12%
U.S. Government Securities Fund, Class R-6	114,236,122	40,032,514	30,834,278	123,434,358	20,790	107,166	22,437	1,856,453
American Funds Inflation Linked Bond Fund, Class R-6	39,863,731	18,834,071	9,833,586	48,864,216	5,706	45,630	5,530	542,393
Capital World Bond Fund, Class R-6	—	8,493,039	133,189	8,359,850	(99)	7,276	757	177,479
American Funds Mortgage Fund, Class R-6	—	17,029,058	552,273	16,476,785	176	2,910	617	174,819
Intermediate Bond Fund of America, Class R-6	—	10,005,445	211,790	9,793,655	48	2,823	550	139,364
								2,890,508
Total 100%					$74,688	$877,751	$306,075	$23,637,260
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 12 of 23

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth funds 22%	Shares	Value (000)
New Perspective Fund, Class R-6	30,877,355	$1,584,935
The Growth Fund of America, Class R-6	21,690,389	1,262,381
AMCAP Fund, Class R-6	34,622,556	1,234,986
EuroPacific Growth Fund, Class R-6	16,624,187	929,791
SMALLCAP World Fund, Inc., Class R-6	13,773,159	897,597
New World Fund, Inc., Class R-6	4,091,240	296,942
		6,206,632
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	50,306,784	2,263,805
The Investment Company of America, Class R-6	52,689,880	2,066,497
Fundamental Investors, Class R-6	29,549,685	1,770,617
American Mutual Fund, Class R-6	40,749,057	1,678,454
Capital World Growth and Income Fund, Class R-6	29,003,102	1,480,318
International Growth and Income Fund, Class R-6	26,342,330	851,648
		10,111,339
Equity-income and Balanced funds 19%
American Balanced Fund, Class R-6	57,430,145	1,652,840
American Funds Global Balanced Fund, Class R-6	48,380,969	1,649,307
The Income Fund of America, Class R-6	49,688,238	1,087,675
Capital Income Builder, Class R-6	18,174,713	1,063,948
		5,453,770
Fixed income funds 24%
U.S. Government Securities Fund, Class R-6	123,074,068	1,851,034
Capital World Bond Fund, Class R-6	62,362,706	1,323,960
American Funds Mortgage Fund, Class R-6	124,438,225	1,320,290
Intermediate Bond Fund of America, Class R-6	87,743,795	1,248,594
American Funds Inflation Linked Bond Fund, Class R-6	96,974,423	1,076,416
The Bond Fund of America, Class R-6	7,096,436	100,982
		6,921,276
Total investment securities 100% (cost: $25,374,171,000)		28,693,017
Other assets less liabilities 0%		(5,829)
Net assets 100%		$28,687,188
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 13 of 23

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth funds 22%
New Perspective Fund, Class R-6	26,370,211	4,853,924	346,780	30,877,355	$7,448	$191,641	$16,362	$1,584,935
The Growth Fund of America, Class R-6	18,948,072	2,964,206	221,889	21,690,389	5,018	165,529	10,269	1,262,381
AMCAP Fund, Class R-6	29,242,883	5,612,327	232,654	34,622,556	5,433	111,938	7,812	1,234,986
EuroPacific Growth Fund, Class R-6	13,119,282	3,615,048	110,143	16,624,187	2,940	68,420	9,053	929,791
SMALLCAP World Fund, Inc., Class R-6	13,017,609	1,457,445	701,895	13,773,159	5,548	104,968	—	897,597
New World Fund, Inc., Class R-6	4,379,143	178,928	466,831	4,091,240	(4,238)	11,222	4,435	296,942
The New Economy Fund, Class R-6	5,040,357	387,365	5,427,722	—	46,247	(82,835)	1,470	—
								6,206,632
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	42,185,838	8,531,188	410,242	50,306,784	8,224	(68,552)	36,247	2,263,805
The Investment Company of America, Class R-6	45,098,501	7,946,454	355,075	52,689,880	6,699	54,380	33,587	2,066,497
Fundamental Investors, Class R-6	24,698,794	5,049,017	198,126	29,549,685	7,241	2,357	24,250	1,770,617
American Mutual Fund, Class R-6	34,397,459	6,625,387	273,789	40,749,057	6,349	(48,892)	29,504	1,678,454
Capital World Growth and Income Fund, Class R-6	25,143,370	4,055,724	195,992	29,003,102	5,029	55,609	17,840	1,480,318
International Growth and Income Fund, Class R-6	22,023,195	4,495,765	176,630	26,342,330	1,765	(18,647)	12,338	851,648
								10,111,339
Equity-income and Balanced funds 19%
American Balanced Fund, Class R-6	52,319,009	5,504,524	393,388	57,430,145	4,732	35,676	28,256	1,652,840
American Funds Global Balanced Fund, Class R-6	44,780,626	3,932,940	332,597	48,380,969	2,320	51,825	20,155	1,649,307
The Income Fund of America, Class R-6	42,439,238	7,584,493	335,493	49,688,238	1,732	(49,746)	29,139	1,087,675
Capital Income Builder, Class R-6	15,779,579	2,518,291	123,157	18,174,713	1,177	(56,286)	29,766	1,063,948
								5,453,770
Fixed income funds 24%
U.S. Government Securities Fund, Class R-6	123,724,810	27,929,624	28,580,366	123,074,068	14,446	117,582	23,859	1,851,034
Capital World Bond Fund, Class R-6	60,430,625	10,843,044	8,910,963	62,362,706	(4,885)	52,682	23,845	1,323,960
American Funds Mortgage Fund, Class R-6	121,127,418	28,010,781	24,699,974	124,438,225	5,602	50,613	17,371	1,320,290
Intermediate Bond Fund of America, Class R-6	72,244,964	30,149,970	14,651,139	87,743,795	3,278	48,772	15,631	1,248,594
American Funds Inflation Linked Bond Fund, Class R-6	98,788,902	18,640,898	20,455,377	96,974,423	13,066	105,444	13,563	1,076,416
The Bond Fund of America, Class R-6	—	7,131,802	35,366	7,096,436	40	5,726	993	100,982
								6,921,276
Total 100%					$145,211	$909,426	$405,745	$28,693,017
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 14 of 23

American Funds 2025
Target Date Retirement Fund®
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth funds 14%	Shares	Value (000)
New Perspective Fund, Class R-6	24,606,348	$1,263,044
AMCAP Fund, Class R-6	27,916,774	995,791
The Growth Fund of America, Class R-6	12,916,136	751,719
EuroPacific Growth Fund, Class R-6	12,865,830	719,586
		3,730,140
Growth-and-income funds 29%
American Mutual Fund, Class R-6	37,566,328	1,547,357
The Investment Company of America, Class R-6	38,807,182	1,522,018
Washington Mutual Investors Fund, Class R-6	33,578,056	1,511,013
Capital World Growth and Income Fund, Class R-6	24,949,774	1,273,436
Fundamental Investors, Class R-6	21,129,771	1,266,096
International Growth and Income Fund, Class R-6	15,184,622	490,919
		7,610,839
Equity-income and Balanced funds 21%
American Balanced Fund, Class R-6	51,777,887	1,490,168
American Funds Global Balanced Fund, Class R-6	42,503,515	1,448,945
The Income Fund of America, Class R-6	54,481,406	1,192,598
Capital Income Builder, Class R-6	20,322,455	1,189,676
		5,321,387
Fixed income funds 36%
Intermediate Bond Fund of America, Class R-6	163,707,006	2,329,551
U.S. Government Securities Fund, Class R-6	100,950,807	1,518,300
The Bond Fund of America, Class R-6	98,629,673	1,403,500
American Funds Inflation Linked Bond Fund, Class R-6	122,915,419	1,364,361
American Funds Mortgage Fund, Class R-6	124,903,116	1,325,222
Capital World Bond Fund, Class R-6	61,817,766	1,312,391
American High-Income Trust, Class R-6	18,422,645	177,042
		9,430,367
Total investment securities 100% (cost: $23,222,840,000)		26,092,733
Other assets less liabilities 0%		(4,868)
Net assets 100%		$26,087,865
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 15 of 23

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth funds 14%
New Perspective Fund, Class R-6	23,540,219	4,331,060	3,264,931	24,606,348	$6,357	$159,007	$14,611	$1,263,044
AMCAP Fund, Class R-6	25,905,471	5,454,555	3,443,252	27,916,774	5,687	100,179	6,923	995,791
The Growth Fund of America, Class R-6	12,517,592	2,355,111	1,956,567	12,916,136	9,736	103,318	6,786	751,719
EuroPacific Growth Fund, Class R-6	11,670,280	2,904,322	1,708,772	12,865,830	(5,533)	59,801	8,056	719,586
New World Fund, Inc., Class R-6	1,090,442	44,270	1,134,712	—	(1,870)	(14,936)	1,105	—
SMALLCAP World Fund, Inc., Class R-6	3,332,579	138,111	3,470,690	—	26,645	(56,358)	—	—
								3,730,140
Growth-and-income funds 29%
American Mutual Fund, Class R-6	31,754,117	6,906,598	1,094,387	37,566,328	(834)	(32,424)	26,877	1,547,357
The Investment Company of America, Class R-6	35,659,059	6,569,288	3,421,165	38,807,182	(4,572)	56,480	25,897	1,522,018
Washington Mutual Investors Fund, Class R-6	29,197,144	6,925,472	2,544,560	33,578,056	(1,733)	(29,911)	24,522	1,511,013
Capital World Growth and Income Fund, Class R-6	23,224,960	3,491,468	1,766,654	24,949,774	(3,330)	60,255	15,913	1,273,436
Fundamental Investors, Class R-6	18,968,598	3,990,670	1,829,497	21,129,771	(4,627)	15,669	18,180	1,266,096
International Growth and Income Fund, Class R-6	13,753,778	2,449,024	1,018,180	15,184,622	(3,363)	(7,065)	7,488	490,919
								7,610,839
Equity-income and Balanced funds 21%
American Balanced Fund, Class R-6	48,481,380	4,104,697	808,190	51,777,887	705	39,457	25,570	1,490,168
American Funds Global Balanced Fund, Class R-6	41,469,538	2,434,621	1,400,644	42,503,515	1,115	54,527	17,968	1,448,945
The Income Fund of America, Class R-6	39,414,775	15,106,889	40,258	54,481,406	270	(38,797)	28,140	1,192,598
Capital Income Builder, Class R-6	14,628,231	5,709,165	14,941	20,322,455	208	(49,390)	28,934	1,189,676
								5,321,387
Fixed income funds 36%
Intermediate Bond Fund of America, Class R-6	150,667,857	38,784,298	25,745,149	163,707,006	2,821	94,429	30,417	2,329,551
U.S. Government Securities Fund, Class R-6	97,274,628	22,896,039	19,219,860	100,950,807	7,942	96,475	18,757	1,518,300
The Bond Fund of America, Class R-6	85,428,438	26,695,960	13,494,725	98,629,673	2,630	82,172	23,150	1,403,500
American Funds Inflation Linked Bond Fund, Class R-6	113,835,480	29,621,936	20,541,997	122,915,419	11,851	128,905	15,453	1,364,361
American Funds Mortgage Fund, Class R-6	111,378,306	32,761,244	19,236,434	124,903,116	3,471	48,637	16,075	1,325,222
Capital World Bond Fund, Class R-6	55,535,976	12,512,454	6,230,664	61,817,766	(4,987)	52,025	22,298	1,312,391
American High-Income Trust, Class R-6	—	18,422,645	—	18,422,645	—	2,250	2,849	177,042
								9,430,367
Total 100%					$48,589	$924,705	$385,969	$26,092,733
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 16 of 23

American Funds 2020
Target Date Retirement Fund®
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth funds 4%	Shares	Value (000)
AMCAP Fund, Class R-6	8,506,373	$303,422
New Perspective Fund, Class R-6	5,874,074	301,516
The Growth Fund of America, Class R-6	2,735,232	159,191
		764,129
Growth-and-income funds 25%
American Mutual Fund, Class R-6	24,880,080	1,024,811
The Investment Company of America, Class R-6	21,916,692	859,573
Washington Mutual Investors Fund, Class R-6	18,945,981	852,569
Fundamental Investors, Class R-6	11,471,502	687,372
Capital World Growth and Income Fund, Class R-6	13,384,352	683,137
International Growth and Income Fund, Class R-6	5,367,096	173,518
		4,280,980
Equity-income and Balanced funds 26%
The Income Fund of America, Class R-6	73,273,472	1,603,956
Capital Income Builder, Class R-6	26,776,344	1,567,487
American Balanced Fund, Class R-6	23,200,899	667,722
American Funds Global Balanced Fund, Class R-6	14,924,800	508,787
		4,347,952
Fixed income funds 45%
Intermediate Bond Fund of America, Class R-6	106,508,675	1,515,618
The Bond Fund of America, Class R-6	94,651,972	1,346,898
American Funds Inflation Linked Bond Fund, Class R-6	106,520,979	1,182,383
American Funds Mortgage Fund, Class R-6	94,808,444	1,005,918
American High-Income Trust, Class R-6	89,284,664	858,026
Capital World Bond Fund, Class R-6	40,140,525	852,183
U.S. Government Securities Fund, Class R-6	55,581,068	835,939
		7,596,965
Total investment securities 100% (cost: $15,259,175,000)		16,990,026
Other assets less liabilities 0%		(3,409)
Net assets 100%		$16,986,617
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 17 of 23

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth funds 4%
AMCAP Fund, Class R-6	10,620,318	1,100,872	3,214,817	8,506,373	$16,044	$13,517	$2,764	$303,422
New Perspective Fund, Class R-6	7,591,053	713,509	2,430,488	5,874,074	24,915	13,858	4,652	301,516
The Growth Fund of America, Class R-6	3,637,196	266,332	1,168,296	2,735,232	11,165	10,099	1,931	159,191
EuroPacific Growth Fund, Class R-6	418,476	12,341	430,817	—	3,213	(7,367)	283	—
								764,129
Growth-and-income funds 25%
American Mutual Fund, Class R-6	22,680,534	3,583,671	1,384,125	24,880,080	(820)	(26,111)	18,676	1,024,811
The Investment Company of America, Class R-6	21,213,003	3,663,986	2,960,297	21,916,692	(5,613)	30,615	15,082	859,573
Washington Mutual Investors Fund, Class R-6	17,489,222	3,205,431	1,748,672	18,945,981	(2,011)	(21,716)	14,313	852,569
Fundamental Investors, Class R-6	10,955,323	2,274,664	1,758,485	11,471,502	(3,701)	7,162	10,204	687,372
Capital World Growth and Income Fund, Class R-6	13,374,660	1,692,477	1,682,785	13,384,352	(2,220)	31,055	8,921	683,137
International Growth and Income Fund, Class R-6	5,356,619	533,425	522,948	5,367,096	(683)	(5,840)	2,822	173,518
								4,280,980
Equity-income and Balanced funds 26%
The Income Fund of America, Class R-6	61,386,884	12,487,824	601,236	73,273,472	2,612	(57,371)	41,465	1,603,956
Capital Income Builder, Class R-6	22,785,884	4,210,384	219,924	26,776,344	1,407	(67,445)	42,344	1,567,487
American Balanced Fund, Class R-6	24,026,898	1,016,154	1,842,153	23,200,899	(549)	14,354	12,276	667,722
American Funds Global Balanced Fund, Class R-6	16,558,277	223,072	1,856,549	14,924,800	(2,641)	15,530	6,899	508,787
								4,347,952
Fixed income funds 45%
Intermediate Bond Fund of America, Class R-6	106,397,276	16,366,204	16,254,805	106,508,675	2,463	63,335	20,767	1,515,618
The Bond Fund of America, Class R-6	96,798,942	12,402,736	14,549,706	94,651,972	4,428	82,527	24,499	1,346,898
American Funds Inflation Linked Bond Fund, Class R-6	112,691,263	12,797,544	18,967,828	106,520,979	9,716	118,256	15,048	1,182,383
American Funds Mortgage Fund, Class R-6	94,082,866	15,145,638	14,420,060	94,808,444	2,241	38,700	13,077	1,005,918
American High-Income Trust, Class R-6	80,099,751	11,270,122	2,085,209	89,284,664	(1,670)	(20,403)	39,839	858,026
Capital World Bond Fund, Class R-6	38,935,400	4,784,882	3,579,757	40,140,525	(2,702)	34,130	15,011	852,183
U.S. Government Securities Fund, Class R-6	57,058,588	8,642,192	10,119,712	55,581,068	3,845	55,705	10,761	835,939
								7,596,965
Total 100%					$59,439	$322,590	$321,634	$16,990,026
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 18 of 23

American Funds 2015
Target Date Retirement Fund®
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth-and-income funds 25%	Shares	Value (000)
American Mutual Fund, Class R-6	7,860,553	$323,776
The Investment Company of America, Class R-6	6,930,302	271,807
Washington Mutual Investors Fund, Class R-6	5,985,356	269,341
Capital World Growth and Income Fund, Class R-6	4,383,651	223,742
Fundamental Investors, Class R-6	3,634,636	217,787
International Growth and Income Fund, Class R-6	1,701,553	55,011
		1,361,464
Equity-income and Balanced funds 31%
The Income Fund of America, Class R-6	30,472,388	667,040
Capital Income Builder, Class R-6	11,123,482	651,169
American Balanced Fund, Class R-6	5,881,095	169,258
American Funds Global Balanced Fund, Class R-6	4,954,420	168,896
		1,656,363
Fixed income funds 44%
Intermediate Bond Fund of America, Class R-6	35,052,772	498,801
The Bond Fund of America, Class R-6	28,877,578	410,928
American Funds Inflation Linked Bond Fund, Class R-6	32,281,005	358,319
American Funds Mortgage Fund, Class R-6	28,025,942	297,355
American High-Income Trust, Class R-6	28,813,450	276,897
Capital World Bond Fund, Class R-6	12,313,370	261,413
U.S. Government Securities Fund, Class R-6	15,525,836	233,509
Short-Term Bond Fund of America, Class R-6	1,516,736	15,456
		2,352,678
Total investment securities 100% (cost: $4,840,115,000)		5,370,505
Other assets less liabilities 0%		(1,166)
Net assets 100%		$5,369,339
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 19 of 23

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth funds 0%
AMCAP Fund, Class R-6	71,001	1,595	72,596	—	$1,047	$(959)	$9	$—
New Perspective Fund, Class R-6	50,902	991	51,893	—	830	(765)	15	—
The Growth Fund of America, Class R-6	24,428	889	25,317	—	426	(402)	6	—
								0
Growth-and-income funds 25%
American Mutual Fund, Class R-6	7,375,335	1,175,837	690,619	7,860,553	67	(7,957)	5,950	323,776
The Investment Company of America, Class R-6	6,882,415	1,382,187	1,334,300	6,930,302	(451)	8,845	4,766	271,807
Washington Mutual Investors Fund, Class R-6	5,627,102	1,229,438	871,184	5,985,356	(75)	(6,427)	4,521	269,341
Capital World Growth and Income Fund, Class R-6	4,283,825	705,834	606,008	4,383,651	(72)	10,285	2,865	223,742
Fundamental Investors, Class R-6	3,492,210	846,541	704,115	3,634,636	80	1,809	3,209	217,787
International Growth and Income Fund, Class R-6	1,569,288	313,031	180,766	1,701,553	266	(664)	820	55,011
								1,361,464
Equity-income and Balanced funds 31%
The Income Fund of America, Class R-6	27,466,479	3,509,158	503,249	30,472,388	(129)	(26,556)	17,891	667,040
Capital Income Builder, Class R-6	10,187,905	1,083,109	147,532	11,123,482	(321)	(30,542)	18,207	651,169
American Balanced Fund, Class R-6	5,741,723	381,572	242,200	5,881,095	389	4,381	2,907	169,258
American Funds Global Balanced Fund, Class R-6	4,756,347	226,759	28,686	4,954,420	22	6,321	2,055	168,896
								1,656,363
Fixed income funds 44%
Intermediate Bond Fund of America, Class R-6	34,728,397	5,729,083	5,404,708	35,052,772	344	21,286	6,805	498,801
The Bond Fund of America, Class R-6	31,623,929	2,153,795	4,900,146	28,877,578	1,537	25,631	7,805	410,928
American Funds Inflation Linked Bond Fund, Class R-6	36,938,944	1,645,508	6,303,447	32,281,005	3,356	36,931	4,929	358,319
American Funds Mortgage Fund, Class R-6	30,846,911	2,148,593	4,969,562	28,025,942	711	12,273	4,191	297,355
American High-Income Trust, Class R-6	26,318,191	2,617,044	121,785	28,813,450	(40)	(7,529)	12,860	276,897
Capital World Bond Fund, Class R-6	12,810,766	805,896	1,303,292	12,313,370	(709)	10,200	4,797	261,413
U.S. Government Securities Fund, Class R-6	18,634,398	1,254,812	4,363,374	15,525,836	883	17,021	3,341	233,509
Short-Term Bond Fund of America, Class R-6	—	1,516,736	—	1,516,736	—	258	115	15,456
								2,352,678
Total 100%					$8,161	$73,440	$108,064	$5,370,505
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 20 of 23

American Funds 2010
Target Date Retirement Fund®
Investment portfolio
July 31, 2020
unaudited
Fund investments Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	4,543,028	$187,127
Washington Mutual Investors Fund, Class R-6	3,323,322	149,550
The Investment Company of America, Class R-6	3,812,891	149,542
Capital World Growth and Income Fund, Class R-6	2,918,281	148,949
Fundamental Investors, Class R-6	1,868,443	111,957
		747,125
Equity-income and Balanced funds 31%
The Income Fund of America, Class R-6	21,510,171	470,858
Capital Income Builder, Class R-6	7,859,636	460,103
American Balanced Fund, Class R-6	4,071,990	117,192
American Funds Global Balanced Fund, Class R-6	3,322,246	113,255
		1,161,408
Fixed income funds 49%
Intermediate Bond Fund of America, Class R-6	37,614,385	535,253
The Bond Fund of America, Class R-6	20,974,149	298,462
American Funds Inflation Linked Bond Fund, Class R-6	22,031,629	244,551
American Funds Mortgage Fund, Class R-6	20,406,628	216,514
Short-Term Bond Fund of America, Class R-6	19,755,076	201,304
American High-Income Trust, Class R-6	18,949,558	182,105
Capital World Bond Fund, Class R-6	8,089,764	171,746
		1,849,935
Total investment securities 100% (cost: $3,475,886,000)		3,758,468
Other assets less liabilities 0%		(798)
Net assets 100%		$3,757,670
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 21 of 23

unaudited
Investments in affiliates1

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2020 (000)
Growth-and-income funds 20%
American Mutual Fund, Class R-6	4,142,398	876,849	476,219	4,543,028	$654	$(4,020)	$3,377	$187,127
Washington Mutual Investors Fund, Class R-6	3,024,724	821,098	522,500	3,323,322	513	(2,935)	2,476	149,550
The Investment Company of America, Class R-6	3,691,765	944,684	823,558	3,812,891	453	5,461	2,580	149,542
Capital World Growth and Income Fund, Class R-6	2,864,216	609,944	555,879	2,918,281	869	6,887	1,922	148,949
Fundamental Investors, Class R-6	1,757,306	526,288	415,151	1,868,443	1,114	1,066	1,617	111,957
International Growth and Income Fund, Class R-6	11,297	21	11,318	—	85	(69)	1	—
								747,125
Equity-income and Balanced funds 31%
The Income Fund of America, Class R-6	18,502,548	3,807,775	800,152	21,510,171	796	(16,669)	12,323	470,858
Capital Income Builder, Class R-6	6,871,993	1,241,446	253,803	7,859,636	719	(19,626)	12,535	460,103
American Balanced Fund, Class R-6	3,810,670	435,321	174,001	4,071,990	327	3,571	1,963	117,192
American Funds Global Balanced Fund, Class R-6	3,256,286	284,592	218,632	3,322,246	358	4,553	1,377	113,255
								1,161,408
Fixed income funds 49%
Intermediate Bond Fund of America, Class R-6	36,484,147	5,635,456	4,505,218	37,614,385	682	22,277	7,209	535,253
The Bond Fund of America, Class R-6	21,239,357	2,196,706	2,461,914	20,974,149	1,001	18,306	5,418	298,462
American Funds Inflation Linked Bond Fund, Class R-6	24,747,932	968,931	3,685,234	22,031,629	2,308	25,224	3,284	244,551
American Funds Mortgage Fund, Class R-6	20,698,743	2,172,159	2,464,274	20,406,628	538	8,521	2,866	216,514
Short-Term Bond Fund of America, Class R-6	17,548,264	3,918,377	1,711,565	19,755,076	134	4,150	2,557	201,304
American High-Income Trust, Class R-6	17,601,481	2,298,842	950,765	18,949,558	(652)	(3,389)	8,486	182,105
Capital World Bond Fund, Class R-6	8,575,122	504,712	990,070	8,089,764	(235)	6,696	3,144	171,746
U.S. Government Securities Fund, Class R-6	950,614	10,824	961,438	—	136	(141)	54	—
								1,849,935
Total 100%					$9,800	$59,863	$73,189	$3,758,468
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 22 of 23

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2020, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-850-0920O-S78135	American Funds Target Date Retirement Series — Page 23 of 23